Shareholder' Equity	12 Months Ended
Dec. 31, 2019
Federal Home Loan Banks [Abstract]
Shareholders' Equity

NOTE 14	Shareholders’ Equity

At December 31, 2019 and 2018, the Company had authority to issue 4 billion shares of common stock and 50 million shares of preferred stock. The Company had 1.5 billion and 1.6 billion shares of common stock outstanding at December 31, 2019 and
2018, respectively. The Company ha
d
45
 million shares reserved for future issuances, primarily under its stock incentive plans at December 31, 2019.
The number of shares issued and outstanding and the carrying amount of each outstanding series of the Company’s preferred stock were as follows:

	2019				2018
At December 31 (Dollars in Millions)	Shares Issued and Outstanding	Liquidation Preference	Discount	Carrying Amount	Shares Issued and Outstanding	Liquidation Preference	Discount	Carrying Amount
Series A	12,510	$1,251	$145	$1,106	12,510	$1,251	$145	$1,106
Series B	40,000	1,000	–	1,000	40,000	1,000	–	1,000
Series F	44,000	1,100	12	1,088	44,000	1,100	12	1,088
Series H	20,000	500	13	487	20,000	500	13	487
Series I	30,000	750	5	745	30,000	750	5	745
Series J	40,000	1,000	7	993	40,000	1,000	7	993
Series K	23,000	575	10	565	23,000	575	10	565
Total preferred stock (a)	209,510	$6,176	$192	$5,984	209,510	$6,176	$192	$5,984

(a)	The par value of all shares issued and outstanding at December 31, 2019 and 2018, was $1.00 per share.

During 2018, the Company issued depositary shares representing an ownership interest in 23,000 shares of Series K
Non-Cumulative
Perpetual Preferred Stock with a liquidation preference of $25,000 per share (the “Series K Preferred Stock”). The Series K Preferred Stock has no stated maturity and will not be subject to any sinking fund or other obligation of the Company. Dividends, if declared, will accrue and be payable quarterly, in arrears, at a rate per annum equal to 5.50 percent. The Series K Preferred Stock is redeemable at the Company’s option, in whole or in part, on or after October 15, 2023. The Series K Preferred Stock is redeemable at the Company’s option, in whole, but not in part, prior to
October 15, 2023
within 90 days following an official administrative or judicial decision, amendment to, or change in the laws or regulations that would not allow the Company to treat the full liquidation value of the Series K Preferred Stock as Tier 1 capital for purposes of the capital adequacy guidelines of the Federal Reserve Board.
During 2017, the Company issued depositary shares representing an ownership interest in 40,000 shares of Series J
Non-Cumulative
Perpetual Preferred Stock with a liquidation preference of $25,000 per share (the “Series J Preferred Stock”). The Series J Preferred Stock has no stated maturity and will not be subject to any sinking fund or other obligation of the Company. Dividends, if declared, will accrue and be payable semiannually, in arrears, at a rate per annum equal to 5.300 percent from the date of issuance to, but excluding, April 15, 2027, and thereafter will accrue and be payable quarterly at a floating rate per annum equal to the
three-month
London Interbank Offered Rate (“
LIBOR
”)
plus 2.914 percent. The Series J Preferred Stock is redeemable at the Company’s option, in whole or in part, on or after April 15, 2027. The Series J Preferred Stock is redeemable at the Company’s option, in whole, but not in part, prior to
April 15, 2027
within 90 days following an official administrative or judicial decision, amendment to, or change in the laws or regulations that would not allow the
Company to treat the full

liquidation value of the Series J Preferred Stock as Tier 1 capital for purposes of the capital adequacy guidelines of the Federal Reserve Board.
During 2015, the Company issued depositary shares representing an ownership interest in 30,000 shares of Series I
Non-Cumulative
Perpetual Preferred Stock with a liquidation preference of $25,000 per share (the “Series I Preferred Stock”). The Series I Preferred Stock has no stated maturity and will not be subject to any sinking fund or other obligation of the Company. Dividends, if declared, will accrue and be payable semiannually, in arrears, at a rate per annum equal to 5.125 percent from the date of issuance to, but excluding, January 15, 2021, and thereafter will accrue and be payable quarterly at a floating rate per annum equal to three-month LIBOR plus 3.486 percent. The Series I Preferred Stock is redeemable at the Company’s option, in whole or in part, on or after
January 15, 2021
. The Series I Preferred Stock is redeemable at the Company’s option, in whole, but not in part, prior to January 15, 2021 within 90 days following an official administrative or judicial decision, amendment to, or change in the laws or regulations that would not allow the Company to treat the full liquidation value of the Series I Preferred Stock as Tier 1 capital for purposes of the capital adequacy guidelines of the Federal Reserve Board.
During 2013, the Company issued depositary shares representing an ownership interest in 20,000 shares of Series H
Non-Cumulative
Perpetual Preferred Stock with a liquidation preference of $25,000 per share (the “Series H Preferred Stock”). The Series H Preferred Stock has no stated maturity and will not be subject to any sinking fund or other obligation of the Company. Dividends, if declared, will accrue and be payable quarterly, in arrears, at a rate per annum equal to 5.15 percent. The Series H Preferred Stock is redeemable at the Company’s option, subject to the prior approval of the Federal Reserve Board.
During 2012, the Company issued depositary shares representing an ownership interest in 44,000 shares of Series F
Non-Cumulative
Perpetual Preferred Stock with a liquidation preference of $25,000 per share (the “Series F Preferred Stock”). The Series F Preferred Stock has no stated maturity and will not be subject to any sinking fund or other obligation of the Company. Dividends, if declared, will accrue and be payable quarterly, in arrears, at a rate per annum equal to 6.50 percent from the date of issuance to, but excluding, January 15, 2022, and thereafter at a floating rate per annum equal to three-month LIBOR plus 4.468 percent. The Series F Preferred Stock is redeemable at the Company’s option, in whole or in part, on or after January 15, 2022. The Series F Preferred Stock is redeemable at the Company’s option, in whole, but not in part, prior to
January 15, 2022
within 90 days following an official administrative or judicial decision, amendment to, or change in the laws or regulations that would not allow the Company to treat the full liquidation value of the Series F Preferred Stock as Tier 1 capital for purposes of the capital adequacy guidelines of the Federal Reserve Board.
During 2010, the Company issued depositary shares representing an ownership interest in 5,746 shares of Series A
Non-Cumulative
Perpetual Preferred Stock (the “Series A Preferred Stock”) to investors, in exchange for their portion of USB Capital IX Income Trust Securities. During 2011, the Company issued depositary shares representing an ownership interest in 6,764 shares of Series A Preferred Stock to USB Capital IX, thereby settling the stock purchase contract established between the Company and USB Capital IX as part of the 2006 issuance of USB Capital IX Income Trust Securities. The preferred shares were issued to USB Capital IX for the purchase price specified in the stock forward purchase contract. The

Series A Preferred Stock has a liquidation preference of $100,000 per share, no stated maturity and will not be subject to any sinking fund or other obligation of the Company. Dividends, if declared, will accrue and be payable quarterly, in arrears, at a rate per annum equal to the greater of three-month LIBOR plus 1.02 percent or 3.50 percent. The Series A Preferred Stock is redeemable at the Company’s option, subject to prior approval by the Federal Reserve Board.
During 2006, the Company issued depositary shares representing an ownership interest in 40,000 shares of Series B
Non-Cumulative
Perpetual Preferred Stock with a liquidation preference of $25,000 per share (the “Series B Preferred Stock”). The Series B Preferred Stock has no stated maturity and will not be subject to any sinking fund or other obligation of the Company. Dividends, if declared, will accrue and be payable quarterly, in arrears, at a rate per annum equal to the greater of three-month LIBOR plus .60 percent, or 3.50 percent. The Series B Preferred Stock is redeemable at the Company’s option, subject to the prior approval of the Federal Reserve Board.
Dividends for certain of the Company’s outstanding series of preferred stock described above are, or will in the future be, calculated by reference to LIBOR. The outstanding series contain fallback provisions in the event that LIBOR is no longer published or quoted, but these fallback provisions have not yet been utilized.
During 2019, 2018 and 2017, the Company repurchased shares of its common stock under various authorizations approved by its Board of Directors. As of December 31, 2019, the approximate dollar value of shares that may yet be purchased by the Company under the current Board of Directors approved authorization was $2.4 billion.
The following table summarizes the Company’s common stock repurchased in each of the last three years:

(Dollars and Shares in Millions)	Shares	Value
2019	81	$4,515
2018	54	2,844
2017	49	2,622

Shareholders’ equity is affected by transactions and valuations of asset and liability positions that require adjustments to accumulated other comprehensive income (loss). The reconciliation of the transactions affecting accumulated other comprehensive income (loss) included in shareholders’ equity for the years ended December 31, is as follows:

(Dollars in Millions)	Unrealized Gains (Losses) on Investment Securities Available-For-Sale	Unrealized Gains (Losses) on Investment Securities Transferred From Available-For-Sale to Held-To-Maturity	Unrealized Gains (Losses) on Derivative Hedges	Unrealized Gains (Losses) on Retirement Plans	Foreign Currency Translation	Total

2019
Balance at beginning of period	$(946)	$14	$112	$(1,418)	$(84)	$(2,322)
Changes in unrealized gains and losses	1,693	–	(229)	(380)	–	1,084
Unrealized gains and losses on held-to-maturity investment securities transferred to available-for-sale	150	(9)	–	–	–	141
Foreign currency translation adjustment (a)	–	–	–	–	26	26
Reclassification to earnings of realized gains and losses	(73)	(7)	11	89	–	20
Applicable income taxes	(445)	2	55	73	(7)	(322)
Balance at end of period	$379	$–	$(51)	$(1,636)	$(65)	$(1,373)

2018
Balance at beginning of period	$(357)	$17	$71	$(1,066)	$(69)	$(1,404)
Revaluation of tax related balances (b)	(77)	4	15	(229)	(13)	(300)
Changes in unrealized gains and losses	(656)	–	39	(302)	–	(919)
Foreign currency translation adjustment (a)	–	–	–	–	3	3
Reclassification to earnings of realized gains and losses	(30)	(9)	(5)	137	–	93
Applicable income taxes	174	2	(8)	42	(5)	205
Balance at end of period	$(946)	$14	$112	$(1,418)	$(84)	$(2,322)

2017
Balance at beginning of period	$(431)	$25	$55	$(1,113)	$(71)	$(1,535)
Changes in unrealized gains and losses	178	–	(5)	(41)	–	132
Foreign currency translation adjustment ( a )	–	–	–	–	(2)	(2)
Reclassification to earnings of realized gains and losses	(57)	(13)	30	117	–	77
Applicable income taxes	(47)	5	(9)	(29)	4	(76)
Balance at end of period	$(357)	$17	$71	$(1,066)	$(69)	$(1,404)

(a)	Represents the impact of changes in foreign currency exchange rates on the Company’s investment in foreign operations and related hedges.

(b)
Reflects the adoption of new accounting guidance on January 1, 2018 to reclassify the impact of the reduced federal statutory rate for corporations included in 2017 tax reform legislation from accumulated other comprehensive income to retained earnings.

Additional detail about the impact to net income for items reclassified out of accumulated other comprehensive income (loss) and into earnings for the years ended December 31, is as follows:

	Impact to Net Income			Affected Line Item in the Consolidated Statement of Income
(Dollars in Millions)	2019	2018	2017
Unrealized gains (losses) on investment securities available-for-sale
Realized gains (losses) on sale of investment securities	$73	$30	$57	Total securities gains (losses), net
	(18)	(7)	(22)	Applicable income taxes

	55	23	35	Net-of-tax
Unrealized gains (losses) on investment securities transferred from available-for-sale to held-to-maturity
Amortization of unrealized gains	7	9	13	Interest income
	(2)	(2)	(5)	Applicable income taxes

	5	7	8	Net-of-tax
Unrealized gains (losses) on derivative hedges
Realized gains (losses) on derivative hedges	(11)	5	(30)	Interest expense
	3	(2)	11	Applicable income taxes

	(8)	3	(19)	Net-of-tax
Unrealized gains (losses) on retirement plans
Actuarial gains (losses) and prior service cost (credit) amortization	(89)	(137)	(117)	Other noninterest expense
	22	35	45	Applicable income taxes

	(67)	(102)	(72)	Net-of-tax

Total impact to net income	$(15)	$(69)	$(48)
Regulatory Capital
The Company uses certain measures defined by bank regulatory agencies to assess its capital. The regulatory capital requirements effective for the Company follow Basel III, which includes two comprehensive methodologies for calculating risk-weighted assets: a general standardized approach and more risk-sensitive advanced approaches. Effective December 31, 2019, the Company is no longer subject to calculating its capital adequacy as a percentage of risk
-
weighted assets under advanced approaches. Prior to December 31, 2019, the Company’s capital adequacy was evaluated against the methodology that was most restrictive.
Tier 1 capital is considered core capital and includes common shareholders’ equity adjusted for the aggregate impact of certain items included in other comprehensive income (loss) (“common equity tier 1 capital”), plus qualifying preferred stock, trust preferred securities and noncontrolling interests in consolidated subsidiaries subject to certain limitations. Total risk-based capital includes Tier 1 capital and other items such as subordinated debt and the allowance for credit losses. Capital measures are stated as a percentage of risk-weighted assets, which are measured based on their perceived credit and operational risks and include certain off-balance
sheet exposures, such as unfunded loan commitments, letters of credit, and derivative contracts. As of December 31, 2019, the Company is subject to leverage ratio requirements under each methodology, which is defined as Tier 1 capital as a percentage of adjusted average assets under the standardized approach and Tier 1 capital as a percentage of total on-
and
off-balance
sheet leverage exposure under the advanced approaches.
The following
tables provide
a summary of the regulatory capital requirements
in effect, along with
the actual
components and
ratios  for the Company and its bank subsidiary
, at December 31, 2019 and 2018
:

	U.S. Bancorp		U.S. Bank National Association
(Dollars in Millions)	2019	2018	2019	2018

Basel III standardized approach:
Common shareholders’ equity	$45,869	$45,045	$48,592	$47,728
Less intangible assets
Goodwill (net of deferred tax liability)	(8,788)	(8,549)	(8,806)	(8,566)
Other disallowed intangible assets	(677)	(601)	(710)	(732)
Other (a)	(691)	(1,171)	38	(112)
Total common equity tier 1 capital	35,713	34,724	39,114	38,318

Qualifying preferred stock	5,984	5,984	–	–
Noncontrolling interests eligible for tier 1 capital	28	36	28	36
Other (b)	(4)	(3)	(4)	(3)
Total tier 1 capital	41,721	40,741	39,138	38,351

Eligible portion of allowance for credit losses	4,491	4,441	4,491	4,441
Subordinated debt and noncontrolling interests eligible for tier 2 capital	3,532	2,996	3,365	3,168
Total tier 2 capital	8,023	7,437	7,856	7,609
Total risk-based capital	$49,744	$48,178	$46,994	$45,960

Risk-weighted assets	$391,269	$381,661	$383,560	$374,299
Common equity tier 1 capital as a percent of risk-weighted assets	9.1%	9.1%	10.2%	10.2%
Tier 1 capital as a percent of risk-weighted assets	10.7	10.7	10.2	10.2
Total risk-based capital as a percent of risk-weighted assets	12.7	12.6	12.3	12.3
Tier 1 capital as a percent of adjusted quarterly average assets (leverage ratio)	8.8	9.0	8.4	8.6

Basel III advanced approaches (c) :
Common shareholders’ equity		$45,045		$47,728
Less intangible assets
Goodwill (net of deferred tax liability)		(8,549)		(8,566)
Other disallowed intangible assets		(601)		(732)
Other (a)		(1,171)		(112)
Total common equity tier 1 capital		34,724		38,318

Qualifying preferred stock		5,984		–
Noncontrolling interests eligible for tier 1 capital		36		36
Other (b)		(3)		(3)
Total tier 1 capital		40,741		38,351

Eligible portion of allowance for credit losses		1,399		1,364
Subordinated debt and noncontrolling interests eligible for tier 2 capital		2,996		3,168
Total tier 2 capital		4,395		4,532
Total risk-based capital		$45,136		$42,883

Risk-weighted assets		$295,002		$287,897

Common equity tier 1 capital as a percent of risk-weighted assets		11.8%		13.3%
Tier 1 capital as a percent of risk-weighted assets		13.8		13.3
Total risk-based capital as a percent of risk-weighted assets		15.3		14.9
Tier 1 capital as a percent of total on- and off-balance sheet leverage exposure (total leverage exposure ratio)	7.0%	7.2	6.7%	6.9
(a)
Includes the impact of items included in other comprehensive income (loss), such as unrealized gains (losses) on available-for-sale
securities, accumulated net gains on cash flow hedges, pension liability adjustments, etc., and the portion of deferred tax assets related to net operating loss and tax credit carryforwards not eligible for common equity tier 1 capital.

(b)	Includes the remaining portion of deferred tax assets not eligible for total tier 1 capital.
(c)	Effective December 31, 2019, the Company is no longer subject to calculating its , or its bank subsidiary’s , capital adequacy as a percentage of risk-weighted assets under advanced approaches.

	Minimum (a)	Well- Capitalized
Bank Regulatory Capital Requirements
2019
Common equity tier 1 capital as a percent of risk-weighted assets	7.000%	6.500%
Tier 1 capital as a percent of risk-weighted assets	8.500	8.000
Total risk-based capital as a percent of risk-weighted assets	10.500	10.000
Tier 1 capital as a percent of adjusted quarterly average assets (leverage ratio)	4.000	5.000
Tier 1 capital as a percent of total on- and off-balance sheet leverage exposure (total leverage exposure ratio)	3.000	3.000

2018
Common equity tier 1 capital as a percent of risk-weighted assets	6.375%	6.500%
Tier 1 capital as a percent of risk-weighted assets	7.875	8.000
Total risk-based capital as a percent of risk-weighted assets	9.875	10.000
Tier 1 capital as a percent of adjusted quarterly average assets (leverage ratio)	4.000	5.000
Tier 1 capital as a percent of total on- and off-balance sheet leverage exposure (total leverage exposure ratio)	3.000	3.000

(a)
The minimum common equity tier 1 capital, tier 1 capital and total risk-based capital ratio requirements reflect a capital conservation buffer requirement of 2.5 percent and 1.875 percent for 2019 and 2018, respectively. Banks and financial services holding companies must maintain minimum capital levels, including a capital conservation buffer requirement, to avoid limitations on capital distributions and certain discretionary compensation payments.

Noncontrolling interests principally represent third
-
party investors’ interests in consolidated entities, including preferred stock of consolidated subsidiaries. During 2006, the Company’s banking subsidiary formed USB Realty Corp., a real estate investment trust, for the purpose of issuing 5,000 shares of
Fixed-to-Floating
Rate Exchangeable
Non-cumulative
Perpetual Series A Preferred Stock with a liquidation preference of $100,000 per share (“Series A Preferred Securities”) to third
-
party investors. Dividends on the Series A Preferred Securities, if declared, will accrue and be payable quarterly, in arrears, at a rate per annum equal to three-month LIBOR plus 1.147 percent. If USB Realty Corp. has not declared a dividend on the Series A Preferred Securities before the dividend payment date for any dividend period, such dividend shall not be cumulative and shall cease to accrue and be payable, and USB Realty Corp. will have no obligation to pay dividends accrued for such dividend period, whether or not dividends on the Series A Preferred Securities are declared for any future dividend period.
The Series A Preferred Securities will be redeemable, in whole or in part, at the option of USB Realty Corp. on each fifth anniversary after the dividend payment date occurring in January 2012. Any redemption will be subject to the approval of the Office of the Comptroller of the Currency. During 2016, the Company purchased 500 shares of the Series A Preferred Securities held by third
-
party investors
.
 As of December 31, 2019, 4,500 shares of the Series A Preferred Securities remain outstanding.